AB Sustainable Thematic Balanced Portfolio

Portfolio of Investments

May 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 58.5%
Information Technology – 23.3%
Communications Equipment – 1.0%
Arista Networks, Inc.(a)	3,265	$971,827
GCI Liberty, Inc.(a) (b) (c)	486	0

		971,827

Electronic Equipment, Instruments & Components – 4.9%
Flex Ltd.(a)	62,968	2,086,130
Keysight Technologies, Inc.(a)	9,622	1,332,455
TE Connectivity Ltd.	8,822	1,320,653

		4,739,238

IT Services – 1.2%
Accenture PLC - Class A	4,024	1,135,935

Semiconductors & Semiconductor Equipment – 7.5%
Monolithic Power Systems, Inc.	1,588	1,168,181
NVIDIA Corp.	3,007	3,296,664
NXP Semiconductors NV	5,533	1,505,529
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	8,327	1,257,710

		7,228,084

Software – 8.7%
Adobe, Inc.(a)	2,949	1,311,597
Bentley Systems, Inc. - Class B	13,029	654,577
Fair Isaac Corp.(a)	1,015	1,309,279
Intuit, Inc.	2,495	1,438,218
Microsoft Corp.	5,609	2,328,464
Palo Alto Networks, Inc.(a)	4,337	1,279,025

		8,321,160

		22,396,244

Health Care – 13.3%
Health Care Equipment & Supplies – 5.9%
Alcon, Inc.	15,722	1,401,302
Becton Dickinson & Co.	5,909	1,370,711
GE Healthcare, Inc.	20,007	1,560,546
STERIS PLC	6,049	1,348,201

		5,680,760

Health Care Providers & Services – 1.4%
UnitedHealth Group, Inc.	2,695	1,335,022

Life Sciences Tools & Services – 5.0%
Bruker Corp.	17,213	1,127,624
Danaher Corp.	5,171	1,327,913
ICON PLC(a)	4,744	1,540,946
West Pharmaceutical Services, Inc.	2,432	805,989

		4,802,472

Pharmaceuticals – 1.0%
Johnson & Johnson	6,730	987,089

		12,805,343

Company	Shares	U.S. $ Value

Industrials – 8.9%
Aerospace & Defense – 1.3%
Hexcel Corp.	18,364	$1,264,729

Commercial Services & Supplies – 5.3%
Tetra Tech, Inc.	6,296	1,318,949
Veralto Corp.	20,655	2,036,170
Waste Management, Inc.	8,146	1,716,607

		5,071,726

Electrical Equipment – 0.7%
Rockwell Automation, Inc.	2,630	677,304

Machinery – 0.8%
Deere & Co.	2,153	806,858

Professional Services – 0.8%
Maximus, Inc.	9,144	787,298

		8,607,915

Financials – 5.3%
Capital Markets – 1.3%
Intercontinental Exchange, Inc.	9,477	1,268,970

Financial Services – 2.2%
Visa, Inc. - Class A	7,697	2,097,125

Insurance – 1.8%
Aflac, Inc.	19,430	1,746,174

		5,112,269

Consumer Staples – 3.4%
Household Products – 1.7%
Procter & Gamble Co. (The)	9,671	1,591,266

Personal Care Products – 1.7%
Unilever PLC (Sponsored ADR)(d)	29,956	1,640,091

		3,231,357

Consumer Discretionary – 2.2%
Automobile Components – 1.3%
Aptiv PLC(a)	15,044	1,252,564

Household Durables – 0.9%
TopBuild Corp.(a)	2,072	865,992

		2,118,556

Utilities – 2.1%
Electric Utilities – 2.1%
NextEra Energy, Inc.	25,124	2,010,422

Total Common Stocks (cost $44,402,767)		56,282,106

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 35.4%
United States – 35.4%
U.S. Treasury Bonds 2.50%, 02/15/2046	$363	$251,736
3.00%, 05/15/2042	2,282	1,801,275
3.00%, 02/15/2048	557	416,853
3.00%, 02/15/2049	494	368,184
3.625%, 02/15/2053	63	52,846
3.625%, 05/15/2053	200	166,833
3.875%, 02/15/2043	122	109,108
3.875%, 05/15/2043	96	85,247
4.00%, 11/15/2052	778	696,700
4.25%, 02/15/2054	75	70,499
4.375%, 08/15/2043	138	131,423
4.50%, 02/15/2044	62	59,714
4.75%, 11/15/2043	1,487	1,486,036
4.75%, 11/15/2053	2,234	2,269,560
6.125%, 08/15/2029	585	626,713
U.S. Treasury Notes 0.625%, 05/15/2030	55	43,977
1.875%, 02/15/2032	1,770	1,468,049
2.25%, 08/15/2027	1,598	1,483,643
2.50%, 03/31/2027	2,574	2,424,788
2.75%, 08/15/2032	139	122,211
3.50%, 01/31/2028	1,003	964,689
3.50%, 04/30/2028	805	773,495
3.75%, 12/31/2028	434	419,392
3.875%, 12/31/2027	454	442,650
3.875%, 08/15/2033	114	107,967
4.00%, 02/29/2028	624	610,740
4.00%, 06/30/2028	261	255,388
4.00%, 01/31/2029	236	230,445
4.00%, 02/15/2034	2,570	2,466,589
4.125%, 09/30/2027	2,576	2,533,738
4.125%, 10/31/2027	2,035	2,000,977
4.125%, 11/15/2032	138	133,946
4.25%, 02/28/2029	1,995	1,969,865
4.375%, 11/30/2028	466	462,902
4.50%, 11/15/2033	312	311,564
4.625%, 02/28/2026	189	188,106
4.625%, 03/15/2026	844	838,624
4.625%, 09/30/2028	3,246	3,250,872
4.875%, 10/31/2030	1,968	2,004,285

Total Governments - Treasuries (cost $36,257,948)		34,101,629

AGENCIES – 2.7%
Agency Debentures – 2.7%
Federal Home Loan Banks 4.125%, 01/15/2027	100	98,507
4.50%, 03/13/2026	1,000	991,240
Federal National Mortgage Association 6.625%, 11/15/2030	1,382	1,533,953

Total Agencies (cost $2,916,827)		2,623,700

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 3.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.22%(e) (f) (g) (cost $3,200,342)	3,200,342	$3,200,342

Total Investments – 99.9% (cost $86,777,884)(h)		96,207,777
Other assets less liabilities – 0.1%		61,313

Net Assets – 100.0%		$96,269,090

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Represents entire or partial securities out on loan.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of May 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,630,587 and gross unrealized depreciation of investments was $(3,200,694), resulting in net unrealized appreciation of $9,429,893.

Glossary:

ADR – American Depositary Receipt

AB Sustainable Thematic Balanced Portfolio

May 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$22,396,244	$—	$0	(a)	$22,396,244
Health Care	12,805,343	—	—		12,805,343
Industrials	8,607,915	—	—		8,607,915
Financials	5,112,269	—	—		5,112,269
Consumer Staples	3,231,357	—			3,231,357
Consumer Discretionary	2,118,556	—	—		2,118,556
Utilities	2,010,422	—	—		2,010,422
Governments - Treasuries	—	34,101,629	—		34,101,629
Agencies	—	2,623,700	—		2,623,700
Short-Term Investments	3,200,342	—	—		3,200,342

Total Investments in Securities	59,482,448	36,725,329	0	(a)	96,207,777
Other Financial Instruments(b)	—	—	—		—

Total	$59,482,448	$36,725,329	$0	(a)	$96,207,777

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2024 is as follows:

Fund	Market Value 08/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 05/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,048	$19,333	$18,181	$3,200	$63
Government Money Market Portfolio*	131	7,553	7,684	0	10
Total	$2,179	$26,886	$25,865	$3,200	$73

*	Investments of cash collateral for securities lending transactions